Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 6,052.7	$ 5,243.8
Cost of sales	4,598.7	3,990.4
Gross profit	1,454.0	1,253.4
Total operating expenses	849.7	780.8
Operating income	604.3	472.6
Financing costs	90.9	76.9
Financing income	(2.2)	(3.0)
Foreign exchange loss on long-term debt	9.9	69.8
Income before income taxes	505.7	328.9
Income tax expense	135.1	101.6
Net income	370.6	227.3
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	5,494.6	4,753.5
Cost of sales	4,107.8	3,560.2
Gross profit	1,386.8	1,193.3
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	577.5	522.3
Cost of sales	510.3	462.2
Gross profit	67.2	60.1
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	(19.4)	(32.0)
Cost of sales	$ (19.4)	$ (32.0)